Debt Assets Acquired by Debt (Details) (USD $) In Millions, unless otherwise specified									12 Months Ended
	Mar. 29, 2013 Borrowings for Assets Acquired Under Long-term Financing [Member] Property and equipment [Member]	Mar. 30, 2012 Borrowings for Assets Acquired Under Long-term Financing [Member] Property and equipment [Member]	Mar. 29, 2013 Borrowings for Assets Acquired Under Long-term Financing [Member] Software [Member]	Mar. 30, 2012 Borrowings for Assets Acquired Under Long-term Financing [Member] Software [Member]	Mar. 29, 2013 Borrowings for Assets Acquired Under Long-term Financing [Member] Contract premium costs [Member]	Mar. 30, 2012 Borrowings for Assets Acquired Under Long-term Financing [Member] Contract premium costs [Member]	Mar. 29, 2013 Borrowings for Assets Acquired Under Long-term Financing [Member] Other assets acquired [Member]	Mar. 30, 2012 Borrowings for Assets Acquired Under Long-term Financing [Member] Other assets acquired [Member]	Mar. 29, 2013 Outsourcing contract costs [Member]	Mar. 29, 2013 Outsourcing contract costs [Member] Minimum [Member]	Mar. 29, 2013 Outsourcing contract costs [Member] Maximum [Member]
Schedule of Assets Acquired By Debt [Line Items]
Expected maturity of debt in years									5 years
Weighted average rate of interest (in hundredths)										0.00%	4.90%
Purchased assets financed by borrowing from customers under outsourcing contracts	$ 69	$ 44	$ 54	$ 45	$ 90	$ 86	$ 10	$ 10